Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Salary and welfare payables	$ 12,363	$ 15,466
Deposits from customers	26,529	48,088
Other tax payable	24,492	14,543
Service payable	36,704	35,546
Staff reimbursements	247	1,358
Total	$ 100,335	$ 115,001